Investments Accounted for Using the Equity Method - Individually Immaterial Investments in Associates (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019		Mar. 31, 2018
Disclosure of associates [line items]
Net profit (loss) for the year	¥ 44,290	¥ 135,080	[1],[2],[3],[4]	¥ 186,708
Other comprehensive income (loss)	(243,709)	(13,485)	[2],[3]	55,956
Total comprehensive income (loss) for the year	(199,419)	121,595	[3]	242,664
Carrying amount of investments accounted for using the equity method	107,334	108,185	[5]
Aggregated individually immaterial associates [member]
Disclosure of associates [line items]
Net profit (loss) for the year	208	(1,156)		425
Other comprehensive income (loss)	(181)	(94)		382
Total comprehensive income (loss) for the year	27	(1,250)		¥ 807
Carrying amount of investments accounted for using the equity method	¥ 33,367	¥ 24,254

[1]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Cash Flows for the Year Ended March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.
[2]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Changes in Equity as of March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation
[3]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Profit or Loss and Other Comprehensive Income for the Year Ended March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.
[4]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Profit or Loss for the Year Ended March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.
[5]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and the liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Financial Position as of March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.